Segment, Geographic and Other Revenue Information - Revenues By Geographic Area (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 49,605	[1]	$ 51,584	[1]	$ 54,657	[1]
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	19,073		20,274		21,313	[2]
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,719	[2]	11,739	[2]	12,545	[2]
Developed Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,314	[3]	8,346	[3]	9,956	[3]
Emerging Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 11,499	[4]	$ 11,225	[4]	$ 10,843	[4]

[1]	Amounts may not add due to rounding.
[2]	Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries. Revenues denominated in euros were $9.0 billion in 2014, $8.9 billion in 2013 and $9.4 billion in 2012.
[3]	Developed Rest of World region includes the following markets: Australia, Canada, Japan, New Zealand and South Korea.
[4]	Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, the Middle East, Eastern Europe, Africa, Turkey and Central Europe.